SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the filing date of this Form 10-Q, and determined that no subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes thereto other than as discussed in the accompanying notes.

NOTE 18 - SUBSEQUENT EVENTS

On November 2, 2012 IceWEB, Inc. entered into a Loan Agreement with IWEB Growth Fund, LLC, a Virginia limited liability company ("IWEB Growth Fund") which was recently established by Messrs. Compton, Bush, Carosi, Pirtle and Stavish and General Soyster, our independent directors. Ms. My Le Phuong, an employee of our company, serves as manager of the IWEB Growth Fund. Under the terms of the Loan Agreement, IWEB Growth Fund agreed to make one or more loans to us up to the total principal amount of $1.5 million. The lending of any amounts under the Loan Agreement is conditioned upon the negotiation of notes and related loan documents which contain terms and conditions that are acceptable to the lender to be determined at the time of the loans. We agreed to grant IWEB Growth Fund a security interest in our assets as collateral for these loans, which such security interest is subordinate to the interest of our primary lender Sand Hill Finance, LLC. In the event we should default under the terms of the Loan Agreement, IWEB Growth Fund is entitled to declare all amounts advanced under the various notes immediately due and payable. An event of default includes a breach by us of any covenant, representation or warranty in the Loan Agreement or a default under any note entered into with the lender.

Between November 9, 2012 and November 13, 2012, IWEB Growth Fund lent us an aggregate of $111,000.00 under the terms of 6 separate Confession of Judgment Promissory Notes. These notes, which are identical in their terms other than the dates and principal amounts, are for a one year term and bear interest at 12% per annum payable at maturity. Embodied in each of the notes is a confession of judgment which means that should we default upon the payment of the note, we have agreed to permit IWEB Growth Fund to enter a judgment against us in the appropriate court in Virginia before filing suit against us for collection of the amounts. Pursuant to the terms of the Loan Agreement, we paid IWEB Growth Fund's expenses of $1,500 for the preparation of the Loan Agreement and related documents. We are using the net proceeds from these initial loans for general working capital.

The Company has evaluated subsequent events through the filing date of this Form 10-K, and determined that no subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes thereto other than as discussed in the accompanying notes.